Expense Example - FidelitySeriesLargeCapGrowthIndexFund-PRO - FidelitySeriesLargeCapGrowthIndexFund-PRO - Fidelity Series Large Cap Growth Index Fund - Fidelity Series Large Cap Growth Index Fund	Jun. 29, 2023 USD ($)
Expense Example:
1 year	none
3 years	none
5 years	2
10 years	$ 9